UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 1999

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment  (Check only one.):  [ X ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   1845 Walnut Street
           Suite 875
           Philadelphia, PA  19103

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     215-569-0079
Signature, Place, and Date of Signing:

    William M. Shettle     Philadelphia, Pennsylvania   June 23, 1999


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   66

Form 13F Information Table Value Total:   $112,689



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com Corp.                     COM              885535104     1455    62430 SH       SOLE                    62430
America West Hldgs Corp 'B'    COM              023657208      197    10320 SH       SOLE                    10320
American Home Products         COM              026609107     8031   123079 SH       SOLE                   123079
American Intl. Group           COM              026874107      541     4481 SH       SOLE                     4481
Astoria Financial Corp         COM              046265104     2002    40043 SH       SOLE                    40043
BCE Inc.                       COM              05534B109     3342    75420 SH       SOLE                    75420
Bank One Corp.                 COM              06423A103     2370    43036 SH       SOLE                    43036
BankAmerica Corp. (new)        COM              06605F102      224     3168 SH       SOLE                     3168
BankBoston Corp.               COM              06605R106     2617    60416 SH       SOLE                    60416
Bristol-Myers-Squibb           COM              110122108      508     7928 SH       SOLE                     7928
Citigroup, Inc.                COM              172967101     2459    38497 SH       SOLE                    38497
Colgate-Palmolive Co           COM              194162103      299     3250 SH       SOLE                     3250
Columbia Energy                COM              197648108     2490    47648 SH       SOLE                    47648
Computer Sciences Corp.        COM              205363104     3015    54630 SH       SOLE                    54630
Conoco Inc. 'A'                COM              208251306     1729    70410 SH       SOLE                    70410
Corning Inc.                   COM              219350105     2414    40230 SH       SOLE                    40230
Correctional Services Corp.    COM              219921103       80     9650 SH       SOLE                     9650
DST Systems                    COM              233326107     2531    42141 SH       SOLE                    42141
Delta Air Lines                COM              247361108     2502    36000 SH       SOLE                    36000
Donegal Group                  COM              257701102      118     9645 SH       SOLE                     9645
DuPont (E.I.)                  COM              263534109     2615    45032 SH       SOLE                    45032
El Paso Energy                 COM              283905107     2415    73890 SH       SOLE                    73890
Elan Corp. ADS                 COM              284131208     2876    41240 SH       SOLE                    41240
Eli Lilly                      COM              532457108     2291    26996 SH       SOLE                    26996
Exxon Corp.                    COM              302290101      268     3800 SH       SOLE                     3800
Fannie Mae                     COM              313586109     2928    42280 SH       SOLE                    42280
First Union Corp.              COM              337358105      273     5112 SH       SOLE                     5112
Fleet Financial Group Inc.     COM              338915101     2416    64200 SH       SOLE                    64200
Flushing Financial Corp.       COM              343873105      156    10927 SH       SOLE                    10927
Four Media Company             COM              350872107      224    37324 SH       SOLE                    37324
Frontier Corp.                 COM              35906P105     3916    75480 SH       SOLE                    75480
General Electric               COM              369604103      518     4679 SH       SOLE                     4679
Halliburton Company            COM              406216101     1725    44800 SH       SOLE                    44800
Harmonic Inc.                  COM              413160102      238     8610 SH       SOLE                     8610
Honeywell                      COM              438506107     2057    27135 SH       SOLE                    27135
Informix Corporation           COM              456779107       72     9750 SH       SOLE                     9750
Intermedia Comm.               COM              458801107      205     7710 SH       SOLE                     7710
Jacobs Engineering Group       COM              469814107      191     4840 SH       SOLE                     4840
Johnson & Johnson              COM              478160104     2629    28120 SH       SOLE                    28120
MCI WorldCom                   COM              55268B106     3883    43840 SH       SOLE                    43840
Mellon Bank                    COM              585509102     2847    40450 SH       SOLE                    40450
Merck & Co. Inc.               COM              589331107      224     2800 SH       SOLE                     2800
Mitchell Energy/Dev. 'B'       COM              606592301      197    15800 SH       SOLE                    15800
NCR Corp.                      COM              62886E108     3373    67465 SH       SOLE                    67465
Oracle Corp.                   COM              68389X105     1806    68460 SH       SOLE                    68460
Outback Steakhouse             COM              689899102     2473    75507 SH       SOLE                    75507
Owens & Minor Inc.             COM              690732102      105    10330 SH       SOLE                    10330
PSS World Medical              COM              69366A100       82     9320 SH       SOLE                     9320
Paine Webber Group             COM              695629105     1910    47890 SH       SOLE                    47890
Pepsico Inc.                   COM              713448108     2642    67427 SH       SOLE                    67427
Pfizer Inc.                    COM              717081103      555     4000 SH       SOLE                     4000
Premisys Communications Inc.   COM              740584107       88    10170 SH       SOLE                    10170
Proctor & Gamble               COM              742718109      584     5966 SH       SOLE                     5966
Republic Security Financial Co COM              760758102      116    12579 SH       SOLE                    12579
Royal Dutch Pete Co NY Registr COM              780257705      229     4400 SH       SOLE                     4400
SBC Communications             COM              78387G103     2979    63126 SH       SOLE                    63126
Schering-Plough Corp.          COM              806605101      206     3720 SH       SOLE                     3720
Scientific-Atlanta             COM              808655104     2311    84800 SH       SOLE                    84800
Sears, Roebuck & Co.           COM              812387108     1338    29615 SH       SOLE                    29615
Sovereign Bancorp Inc.         COM              845905108     1380   112690 SH       SOLE                   112690
Sterling Commerce              COM              859205106     2282    74219 SH       SOLE                    74219
Telefonica SA Sponsored ADR    COM              879382208     2489    19482 SH       SOLE                    19482
Time Warner Inc.               COM              887315109     3419    48280 SH       SOLE                    48280
Unilever N.V.                  COM              904784709     2416    36370 SH       SOLE                    36370
United Technologies            COM              913017109     3366    24850 SH       SOLE                    24850
Xerox Corp.                    COM              984121103     2455    47090 SH       SOLE                    47090